SHAREHOLDERS’ EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF STOCK OPTION/WARRANTS ACTIVITIES

The following table summarizes the stock option/warrant activities and related information for the three months ended March 31, 2025 and 2024:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)	Intrinsic Value
As of January 1, 2024	4,918,998	$0.0064	10.00	$—
Granted	449,190	0.0001	10.00	—
Exercised	—	—	—	—
Forfeited/Cancelled	(449,190)	0.0001	—	—
As of March 31, 2024	4,918,998	$0.0064	10.00	$—

As of January 1, 2025	12,134,375	$11.50	4.80	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited/Cancelled	—	—	—	—
As of March 31, 2025	12,134,375	$11.50	4.55	$—
Vested and exercisable as of March 31, 2025	12,134,375	$11.50	4.55	$—

The following table summarizes the stock option/warrant activities and related information for the years ended December 31, 2024 and 2023:

	Number of Warrants*	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)	Intrinsic Value
As of January 1, 2023	3,137,998	$0.01	10.00	$—
Granted	1,781,000	0.0001	10.00	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
As of December 31, 2023	4,918,998	$0.0064	10.00	$—
Granted	449,190	0.0001	10.00	—
Additions pursuant to Pono Merger**	12,134,375	11.50	5.00	—
Exercised	(3,137,998)	0.01	—	—
Forfeited/Cancelled	(2,230,190)	0.0001	—	—
As of December 31, 2024**	12,134,375	$11.50	4.80	$—
Vested and exercisable as of December 31, 2024	12,134,375	$11.50	4.80	$—

*	The number of Warrants granted to HeartCore was updated to reflect the adjustment upon the consummation of Pono Merger.

**	As of December 31, 2024, there were 12,134,375 warrants issued by Pono, prior to Pono Merger, among which 11,500,000 warrants were issued through its initial public offering (“IPO”) (“Public Warrants”) and 634,375 were issued through a private placement (“Placement Warrants”). Each warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share at any time commencing on October 17, 2024 until October 17, 2029, or earlier upon redemption or liquidation.